Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Schedule of Reconciliation of Deferred Tax Liabilities, Net

EUR'000	2025	2024	2023
Reconciliation of deferred tax liabilities, net
1 January	11,972	10,191	—
Acquisition of businesses	—	—	10,321
Movements during the year	1,284	1,137	—
Exchange differences	—	644	(130)
31 December	13,256	11,972	10,191